INTANGIBLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INDEFINITE - LIVED INTANGIBLE ASSETS

The following table summarizes the balances of the indefinite-lived intangible assets and is included in discontinued operations as of September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Intangible asset - Part 135 certificate	$—	$1,200

The following table summarizes the balances as of December 31, 2024 and 2023, of the indefinite-lived intangible assets, in thousand:

	December 31, 2024	December 31, 2023
Intangible asset - Part 135 certificate	$1,200	$1,200

SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS

The following is a summary of finite-lived intangible assets as of December 31, 2024 and 2023, in thousands:

December 31, 2024
	Cost	Accumulated Amortization	Net
Customer relationships	$—	$—	$—
	$—	$—	$—

	December 31, 2023
	Cost	Accumulated Amortization	Net
Customer relationships	$301	$(110)	$191
	$301	$(110)	$191